STOCK BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK BASED COMPENSATION

NOTE 10 – STOCK BASED COMPENSATION

During 2007, the Board of Directors of the Company adopted the 2007 Employee Stock Plan (“2007 Plan”) that was approved by the shareholders. Under the Plan, the Company is authorized to grant options to purchase up to 10,000,000 shares of common stock to directors, officers, employees and consultants who provide services to the Company. The Plan is intended to permit stock options granted to employees under the 2007 Plan to qualify as incentive stock options under Section 422 of the Internal Revenue Code of 1986, as amended (“Incentive Stock Options”). All options granted under the 2007 Plan, which are not intended to qualify as Incentive Stock Options are deemed to be non-qualified options (“Non-Statutory Stock Options”). Effective June 24, 2016, the 2007 Plan was terminated. As of September 30, 2018, options to purchase 4,520,000 shares of common stock have been issued and are outstanding.

During 2016, the Board of Directors of the Company adopted the 2016 Equity Incentive Plan (“2016 Plan”) that was approved by the shareholders at the 2016 annual meeting of shareholders on May 20, 2016. Under the 2016 Plan, the Company is authorized to grant awards of incentive and non-qualified stock options and restricted stock to purchase up to 3,000,000 shares of common stock to employees, directors and consultants. As of September 30, 2018, options to purchase 2,245,000 shares of common stock have been issued and are outstanding and 755,000 shares of common stock remain available for grants under the 2016 Plan.

Both plans are administered by the Board of Directors or its compensation committee which determines the persons to whom awards will be granted, the number of awards to be granted, and the specific terms of each grant. Subject to the provisions regarding Ten Percent Shareholders, the exercise price per share of each option cannot be less than 100% of the fair market value of a share of common stock on the date of grant. Options granted under the 2016 Plan are generally exercisable for a period of 10 years from the date of grant and may vest on the grant date, another specified date or over a period of time.

The Company uses the Black-Scholes option pricing model to calculate the grant-date fair value of an award, with the following assumptions for 2018: no dividend yield in all years, expected volatility, based on the Company’s historical volatility, 60% to 90%, risk-free interest rate between 1.89% to 3.06% and expected option life of 5.0 to 10 years. Prior to May 2018, the expected life is based on the estimated average of the life of options using the “simplified” method, as prescribed in FASB ASC 718, due to insufficient historical exercise activity during recent years. Starting in May 2018, the expected life is based on the legal contractual life of options.

As of September 30, 2018, there was $395,712 of unrecognized compensation expense related to non-vested market-based share awards that is expected to be recognized through August 30, 2020.

Share-based compensation was recognized as follows:

	For the Three Months Ending		For the Nine Months Ending
	September 30,		September 30,
	2018	2017	2018	2017

2007 Employee Stock Option Plan	$3,617	$12,062	$15,149	$12,084
2016 Equity Incentive Plan	92,323	116,956	323,927	682,537
Warrants	15,659	28,807	62,731	175,621

Total share-based compensation	$111,599	$157,825	$401,807	$870,242

The following tables summarize all stock option and warrant activity of the Company during the nine months ended September 30, 2018:

	Non-Qualified Stock Options and Warrants Outstanding and Exercisable
			Weighted Average
	Number of	Exercise	Exercise
	Shares	Price	Price

Outstanding, December 31, 2017	18,629,867	$0.57 - $1.69	$0.90

Granted	720,000	$1.07 - $1.27	$1.19
Expired	—	—	$—
Forfeited	(175,000)	$0.90 - $0.92	$0.91
Exercised	(200,000)	$0.615 - $1.00	$0.81

Outstanding, September 30, 2018	18,974,867	$0.57 - $1.69	$0.91

Exercisable, September 30, 2018	18,377,991	$0.57 - $1.69	$0.90

The aggregate intrinsic value of options and warrants outstanding and exercisable as of September 30, 2018 was $3,232,369. The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and warrants and the closing stock price of $1.03 for the Company’s common stock on September 30, 2018. During the nine month period ending September 30, 2018, 100,000 warrants were exercised for proceeds of $61,500. During the nine month period ending September 30, 2018, 100,000 options were exercised for proceeds of $100,000. During the three month period ending September 30, 2018, 100,000 options were exercised for proceeds of $100,000.

Non-Qualified Stock Options and Warrants Outstanding
	Number Outstanding	Weighted Average	Weighted Average
Range of	Currently Exercisable	Remaining	Exercise Price of Options and
Exercise Prices	at September 30, 2018	Contractual Life	Warrants Currently Exercisable

$0.57 - $1.69	18,377,991	3.78	$0.90

NOTE 9 – STOCK BASED COMPENSATION

The Company uses the Black-Scholes option pricing model to calculate the grant-date fair value of an award, with the following assumptions for 2017, 2016 and 2015: no dividend yield in all years, expected volatility, based on the Company’s historical volatility, 39% to 87% in 2017, between 58% to 78% in 2016 and between 75% to 79% in 2015, risk-free interest rate between 1.16% to 2.37% in 2017, between 1.05% to 2.06% in 2016 and between 1.44% to 1.70% in 2015 and expected option life of .03 to 9.08 years in 2017, 2.5 to 5.6 years in 2016 and 5 to 5.75 years in 2015.

As of December 31, 2017, there was $209,550 of unrecognized compensation expense related to non-vested market-based share awards that is expected to be recognized through March 31, 2020.

As of December 31, 2017, the Company has two stock-based compensation plans. Share-based compensation was recognized as follows:

	2017	2016	2015

2007 Employee Stock Option Plan	$18,322	$348,850	$1,339,692
2016 Equity Incentive Plan	776,416	87,378	—
Warrants	416,934	174,359	91,263

Total share-based compensation	$1,211,672	$610,587	$1,430,955

The following tables summarize all stock option and warrant activity of the Company during the years ended December 31, 2017, 2016 and 2015:

	Non-Qualified Stock Options and Warrants Outstanding and Exercisable
			Weighted
	Number of	Exercise	Average
	Shares	Price	Exercise Price

Outstanding, December 31, 2014	11,819,600	$0.25 - $1.75	$1.15

Granted	9,746,267	$0.67 - $1.02	$0.81
Expired	(2,837,500)	$1.00 - $1.75	$1.52
Forfeited	(200,000)	$0.92 - $1.16	$1.01
Exercised	—	—	—

Outstanding, December 31, 2015	18,528,367	$0.63 - $1.69	$0.92

Granted	1,510,000	$0.57 - $0.86	$0.63
Expired	(1,937,000)	$0.63 - $1.30	$0.88
Forfeited	—	—	—
Exercised	—	—	—

Outstanding, December 31, 2016	18,101,367	$0.57 - $1.69	$0.90

Granted	1,770,000	$0.60 - $1.50	$0.97
Expired	(772,500)	$0.68 - $1.69	$0.98
Forfeited	—	—	—
Exercised	(469,000)	$1.00. - $1.25	$1.07

Outstanding, December 31, 2017	18,629,867	$0.57 - $1.69	$0.90

Exercisable, December 31, 2017	18,039,242	$0.57 - $1.69	$0.89

The aggregate intrinsic value of options and warrants outstanding and exercisable as of December 31, 2017 was $4,891,501. The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and warrants and the closing stock price of $1.14 for the Company’s common stock on December 31, 2017. The total intrinsic value of options and warrants exercised during the year ended December 31, 2016 was $22,063. The total intrinsic value of options and warrants exercised during the year ended December 31, 2015 was $0. No options were exercised during 2017. During 2017, 335,000 warrants were exercised to purchase shares of common stock at a price of $1.00 per share for proceeds of $335,000 and 134,000 warrants were exercised to purchase shares of common stock at a price of $1.25 per share for proceeds of $167,500. No options or warrants were exercised during 2016 and 2015.

Non-Qualified Stock Options and Warrants Outstanding
	Number Outstanding	Weighted Average	Weighted Average
Range of	Currently Exercisable	Remaining	Exercise Price of Options and
Exercise Prices	at December 31, 2017	Contractual Life	Warrants Currently Exercisable

$0.57 - $1.69	18,039,242	4.30 Years	$0.89